Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds — 95.1%

Alabama — 1.3%
Birmingham Airport Authority, Revenue Bonds Insured: BAM
5.000%, due 7/1/32	$600,000	$784,662

Alaska — 0.8%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	500,000	500,940

Arizona — 4.1%
Arizona Industrial Development Authority, Revenue Bonds Series A
5.000%, due 11/1/31	550,000	684,123
Series A Insured: BAM
5.000%, due 6/1/31	300,000	376,434
5.000%, due 6/1/32	325,000	404,206
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	599,195
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/37	300,000	360,615
		2,424,573

Arkansas — 0.8%
University of Central Arkansas, Revenue Bonds Insured: AGM
5.000%, due 11/1/34	400,000	472,000

California — 9.2%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
0.460%, due 8/1/23(a)	300,000	295,875
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	477,664
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	743,082
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	250,000	320,162
Imperial Community College District, General Obligation Bonds Insured: AGC
2.350%, due 8/1/37(a)	400,000	268,848
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.480%, due 8/1/31(a)	150,000	115,455
1.690%, due 8/1/33(a)	35,000	24,370
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	330,760

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
1.570%, due 8/1/33(a)	$640,000	$481,773
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	500,000	611,680
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	637,543
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
0.860%, due 7/1/24(a)	305,000	294,877
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	594,735
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	301,213
Westminster School District, General Obligation Bonds Series B Insured: BAM
0.820%, due 8/1/48(a)	100,000	17,472
		5,515,509

Colorado — 1.6%
Colorado Health Facilities Authority, Revenue Bonds Series A-1
5.000%, due 8/1/34	75,000	94,188
5.000%, due 8/1/35	105,000	131,320
Series A-2
5.000%, due 8/1/32	110,000	139,498
5.000%, due 8/1/33	90,000	113,475
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	500,284
		978,765

Connecticut — 4.4%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	708,018
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	109,972
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	790,290
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	417,354
State of Connecticut Special Tax Revenue, Revenue Bonds
4.000%, due 5/1/36	500,000	586,765
		2,612,399

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Delaware — 0.4%
Delaware State Economic Development Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/26	$200,000	$240,236

Florida — 1.1%
County of Broward FL Airport System Revenue, Revenue Bonds Series Q-1
5.000%, due 10/1/20	130,000	130,953
State of Florida, General Obligation Bonds Series C
4.000%, due 6/1/30	500,000	532,215
		663,168

Georgia — 1.0%
Municipal Electric Authority of Georgia, Revenue Bonds Series A
5.000%, due 1/1/38	500,000	618,700

Guam — 0.9%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	500,000	550,255

Illinois — 17.0%
Chicago O'Hare International Airport, Revenue Bonds Series C
5.000%, due 1/1/28	100,000	119,605
Chicago Park District, General Obligation Bonds Series E Insured: BAM
4.000%, due 11/15/31	500,000	571,725
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
5.000%, due 12/1/25	600,000	707,706
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	392,960
Sales Tax Securitization Corp., Revenue Bonds Series A
5.000%, due 1/1/30	500,000	631,005
Sangamon County School District No 186 Springfield, General Obligation Bonds Series C Insured: AGM
5.000%, due 6/1/29	500,000	655,200
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/32	500,000	632,465
South Sangamon Water Commission, General Obligation Bonds Insured: AGM
4.000%, due 1/1/33	500,000	575,555
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/33	250,000	305,275

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	$550,000	$572,759
Series D
5.000%, due 11/1/28	750,000	859,665
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	503,470
Insured: BAM
4.250%, due 6/15/30	500,000	510,255
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	230,000	253,913
5.000%, due 1/1/30	450,000	567,243
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	515,835
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	581,483
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	118,997
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	142,753
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	908,695
		10,126,564

Indiana — 0.5%
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	296,543

Iowa — 0.7%
Iowa State University of Science & Technology, Revenue Bonds Series I.S.U. 2020 Insured: BAM
5.000%, due 7/1/22	400,000	436,392

Kentucky — 1.2%
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	83,067
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	597,530
		680,597

Louisiana — 2.7%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	100,000	126,044
New Orleans Aviation Board, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/37	600,000	727,896

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	$620,000	$767,665
		1,621,605

Maine — 0.6%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	183,433
5.000%, due 12/1/26	155,000	186,842
		370,275

Massachusetts — 0.5%
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/25	250,000	298,700

Michigan — 1.4%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A
5.000%, due 7/1/28	400,000	514,852
Michigan Finance Authority, Revenue Bonds Series A
5.000%, due 2/15/34	235,000	298,152
		813,004

Missouri — 0.8%
Missouri Public Utilities Commission, Revenue Notes Series 2019
1.500%, due 3/1/21	500,000	500,410

Montana — 1.4%
City of Bozeman MT, Tax Allocation Insured: AGM
4.000%, due 7/1/28	170,000	202,339
4.000%, due 7/1/30	175,000	214,295
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	431,426
		848,060

Nebraska — 1.1%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)	600,000	679,794

Nevada — 0.5%
Las Vegas Convention & Visitors Authority, Revenue Bonds Series B
5.000%, due 7/1/43	250,000	289,062

New Hampshire — 1.3%
New Hampshire Business Finance Authority, Revenue Bonds Series A
4.000%, due 4/1/30	675,000	749,662

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey — 7.2%
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/25	$650,000	$684,320
4.000%, due 11/1/26	35,000	36,780
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	470,000	568,188
Series F Insured: BAM
5.000%, due 7/1/25	300,000	368,154
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series E Insured: HUD
1.500%, due 9/1/22(b)	500,000	504,970
New Jersey Turnpike Authority, Revenue Bonds Series D-1
0.820%, due 1/1/24(b)	1,000,000	994,520
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	565,675
State of New Jersey, General Obligation Bonds
5.000%, due 6/1/39	500,000	594,990
		4,317,597

New York — 11.1%
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
5.000%, due 6/15/26	495,000	605,187
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/32	250,000	299,942
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	410,000	452,312
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	500,000	551,785
Series C
5.000%, due 11/15/38	250,000	261,735
5.000%, due 11/15/42	500,000	523,610
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	500,000	585,575
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds Series S-3
5.000%, due 7/15/33	150,000	191,565
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	506,030
New York State Dormitory Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/33	500,000	635,885

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York State Urban Development Corp., Revenue Bonds Series A
5.000%, due 3/15/36	$500,000	$666,915
Series C
4.000%, due 3/15/37	400,000	484,052
Rensselaer City School District, Certificates of Participation Insured: AGM
5.000%, due 6/1/27	250,000	310,475
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 11/1/23	500,000	557,265
		6,632,333

Pennsylvania — 7.3%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
1.970%, due 11/15/37(a)	750,000	464,715
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	327,760
County of Beaver PA, General Obligation Bonds Insured: BAM
5.000%, due 4/15/25	300,000	354,939
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	289,142
North Pocono School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 9/15/29	500,000	608,450
4.000%, due 9/15/32	250,000	299,015
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
0.798%, due 7/1/27(b)	185,000	181,568
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	550,000	729,273
Spring Cove School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 11/15/22	500,000	540,395
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/36	255,000	283,746
Wilkinsburg-Penn Joint Water Authority (The), Revenue Bonds Insured: BAM
4.000%, due 9/15/23	250,000	277,193
		4,356,196

Puerto Rico — 1.0%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	482,812

	Principal Amount	Value
Municipal Bonds (continued)

Puerto Rico (continued)
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	$60,000	$60,000
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,188
		568,000

Rhode Island — 1.5%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	321,397
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	576,285
		897,682

South Carolina — 1.3%
Edgefield County School District, General Obligation Bonds Series A Insured: SCSDE
4.000%, due 3/1/31	500,000	632,920
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	119,478
		752,398

Texas — 4.2%
City of Arlington TX Special Tax Revenue, Special Tax Series C Insured: BAM
5.000%, due 2/15/31	415,000	495,410
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B Insured: AGM
0.990%, due 9/1/22(a)	140,000	137,150
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	284,813
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	141,940
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/32	350,000	419,429
4.000%, due 9/1/33	370,000	440,866
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	576,680
		2,496,288

Utah — 2.6%
Salt Lake City Corp Airport Revenue, Revenue Bonds Series A
5.000%, due 7/1/27	275,000	344,226

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Utah (continued)
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	$500,000	$639,810
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	584,727
		1,568,763

Virginia — 0.3%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	185,661

Washington — 1.9%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	600,382
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	554,005
		1,154,387

Wisconsin — 1.4%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	230,000	296,691
Wisconsin Health & Educational Facilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 2/15/33	425,000	543,860
		840,551

Total Municipal Bonds
(Cost $54,277,287)		56,841,731

	Shares	Value
Short-Term Investment — 4.9%

Money Market Fund — 4.9%
Fidelity Investments Money Market Treasury Only Class I, 0.02%(c)
(Cost $2,937,298)	2,937,298	$2,937,298
Total Investments — 100.0%
(Cost $57,214,585)		59,779,029
Other Assets and Liabilities, Net — (0.0)%(d)		(15,197)
Net Assets — 100.0%		$59,763,832

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2020.
(c)	Reflects the 7-day yield at July 31, 2020.
(d)	Less than 0.05%.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
HUD	- Housing and Urban Development Section 8.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
SCSDE	- South Carolina Department of Education
ST INTERCEPT	- State Tax Intercept

Schedules of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$56,841,731	$–	$56,841,731
Short-Term Investment:
Money Market Fund	2,937,298	–	–	2,937,298
Total Investments in Securities	$2,937,298	$56,841,731	$–	$59,779,029

(e)	For a complete listing of investments and their states, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.